ACCRUED EXPENSES (Details) - USD ($)	Jan. 03, 2021	Dec. 29, 2019
ACCRUED EXPENSES
Accrued real estate taxes	$ 106,935	$ 66,959
Accrued bonus compensation	162,000	0
Accrued payroll	56,139	69,572
Accrued payroll taxes	8,519	7,058
Accrued sales taxes payable	66,632	35,380
Accrued vacation pay	19,657	23,204
Other accrued expenses	852	4,227
Accrued expenses	$ 420,734	$ 206,400